UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global Allocation Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Australia - 0.3%	BHP Billiton Ltd.	1,014,600	$ 32,014,747
	Newcrest Mining Ltd.	634,500	16,004,973
	Transurban Group	2,882,894	10,421,912
	Woodside Petroleum Ltd.	974,000	37,330,653
			95,772,285
Austria - 0.0%	Telekom Austria AG	680,600	10,389,623
Brazil - 1.8%	All America Latina Logistica SA	999,300	6,309,395
	Cia Brasileira de Distribuicao Grupo Pao de Acucar
	(Preference Shares)	1,703,231	39,747,382
	Cia Energetica de Minas Gerais (a)	553,248	7,900,381
	Cosan Ltd. (b)	1,709,300	11,486,496
	GVT Holding SA (b)	622,500	12,047,957
	Hypermarcas SA (b)	2,951,100	42,374,364
	MRV Engenharia e Participacoes SA	780,100	13,275,184
	Petroleo Brasileiro SA (a)	9,102,010	309,033,330
	SLC Agricola SA	2,897,300	27,719,043
	Usinas Siderurgicas de Minas Gerais SA
	(Preference 'A' Shares)	395,100	9,381,176
	Vivo Participacoes SA (a)	2,193,575	49,947,703
			529,222,411
Canada - 2.8%	Alamos Gold, Inc. (b)	2,512,300	22,598,456
	BCE, Inc.	18,700	430,848
	Barrick Gold Corp.	1,909,140	66,628,986
	Canadian Natural Resources Ltd.	514,600	31,076,694
	Canadian Pacific Railway Ltd.	1,246,100	55,423,006
	Eldorado Gold Corp. (b)	4,523,500	45,476,449
	EnCana Corp.	24,500	1,314,425
	Goldcorp, Inc.	3,440,300	129,664,907
	Golden Star Resources Ltd. (b)	1,500,000	3,689,951
	IAMGOLD Corp.	6,813,300	71,948,448
	IAMGOLD, International African Mining Gold Corp.	1,927,900	20,437,798
	Kinross Gold Corp.	8,375,015	165,051,883
	New Gold, Inc. (b)	350,000	1,042,933
	Nexen, Inc.	47,500	988,475
	Nortel Networks Corp. (b)	788,388	39,419
	Petro-Canada	431,300	17,813,822
	Rogers Communications, Inc. Class B	1,252,800	34,877,952
	Sino-Forest Corp. (b)	2,491,000	33,991,831
	TELUS Corp.	331,500	9,570,341
	Talisman Energy, Inc.	290,900	4,491,806
	Teck Resources Ltd. Class B (b)	96,900	2,547,501
	Vittera, Inc. (b)	1,000,000	8,419,587
	Yamaha Gold, Inc.	9,986,100	95,202,829
			822,728,347

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
China - 1.4%	BaWang International (Group) Holding Ltd. (b)	1,491,500	$ 640,860
	Beijing Enterprises Holdings Ltd.	20,688,400	103,842,447
	Chaoda Modern Agriculture Holdings Ltd.	93,705,308	63,318,267
	China BlueChemical Ltd.	9,577,100	5,366,548
	China Communications Services Corp. Ltd.	368,400	233,799
	China Life Insurance Co. Ltd. (a)(c)	356,166	23,706,409
	China Mobile Ltd.	3,422,000	35,908,672
	China Shenhua Energy Co. Ltd. Class H	13,396,100	54,449,437
	China South Locomotive and Rolling Corp.	9,518,500	5,882,158
	Denway Motors Ltd.	17,802,000	8,825,938
	Guangshen Railway Co. Ltd.	38,312,500	18,500,729
	Huaneng Power International, Inc.	3,000,000	2,348,791
	Jiangsu Express	3,274,000	2,861,887
	Ping An Insurance Group Co. of China Ltd.	1,507,300	13,308,842
	Shanghai Industrial Holdings Ltd.	1,325,000	7,162,006
	Tianjin Development Holdings Ltd. (d)	75,963,900	53,505,869
	Tianjin Port Development Holdings Ltd.	30,251,200	12,852,204
	Xiamen International Port Co. Ltd.	36,222,600	7,329,836
	Yanzhou Coal Mining Co. Ltd.	300	464
			420,045,163
Egypt - 0.1%	Telecom Egypt	10,449,481	33,318,765
Finland - 0.2%	Fortum Oyj	443,275	10,274,067
	Nokia Oyj	477,401	6,419,334
	Nokia Oyj (a)(c)	2,144,700	28,610,298
			45,303,699
France - 0.8%	Bouygues	223,452	9,493,238
	Cie Generale d'Optique Essilor International SA	1,010,000	55,981,816
	France Telecom SA	2,223,000	55,447,909
	Sanofi-Aventis	250,917	16,416,750
	Sanofi-Aventis (a)	31,800	1,037,952
	Schneider Electric SA	108,208	9,823,223
	Thales SA	271,200	11,472,580
	Total SA	932,993	51,744,197
	Vivendi SA	770,300	19,745,492
			231,163,157
Germany - 0.2%	Allianz AG Registered Shares	106,990	10,563,524
	BASF SE	176,417	8,823,693
	Bayer AG	250,232	15,335,418
	Bayer AG (a)	12,400	759,500
	Bayerische Motoren Werke AG	136,220	6,286,051
	Deutsche Telekom AG	434,897	5,579,622
	E.ON AG	432,935	16,357,807
	GEA Group AG	555,854	9,087,442
			72,793,057

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Hong Kong - 0.5%	Cheung Kong Holdings Ltd.	1,699,000	$ 21,897,870
	Cheung Kong Infrastructure Holdings Ltd.	4,499,900	16,385,206
	Hutchison Whampoa Ltd.	3,798,000	28,389,242
	The Link REIT	17,775,000	40,327,177
	Wharf Holdings Ltd.	5,048,375	23,687,343
			130,686,838
India - 0.7%	Bharat Heavy Electricals Ltd.	980,000	45,729,842
	Container Corp. of India	302,200	6,949,427
	Hindustan Lever Ltd.	2,439,200	14,806,545
	Housing Development Finance Corp.	335,000	17,783,268
	Larsen & Toubro Ltd.	687,300	21,664,837
	Reliance Industries Ltd. (b)	1,348,900	55,021,954
	State Bank of India Ltd.	945,000	35,808,650
			197,764,523
Indonesia - 0.1%	Bumi Resources Tbk PT	66,291,433	18,667,211
Ireland - 0.0%	Covidien Plc	329,420	12,455,370
Israel - 0.2%	AFI Development Plc (a)	2,850,986	4,846,676
	Check Point Software Technologies Ltd. (b)	60,400	1,612,076
	Ectel Ltd. (a)(b)	227,521	147,889
	Teva Pharmaceutical Industries Ltd. (a)	1,025,685	54,710,012
			61,316,653
Italy - 0.1%	Eni SpA	969,927	22,663,946
	Finmeccanica SpA	356,772	5,411,026
			28,074,972
Japan - 7.4%	Aioi Insurance Co., Ltd.	14,303,300	67,780,898
	Astellas Pharma, Inc.	1,675,100	63,629,731
	Canon, Inc.	1,483,400	54,983,250
	Coca-Cola Central Japan Co., Ltd.	574,500	7,996,152
	Coca-Cola West Holdings Co., Ltd.	1,623,900	31,804,496
	Daihatsu Motor Co., Ltd.	1,175,100	13,154,326
	Daikin Industries Ltd.	137,000	4,944,476
	Daiwa House Industry Co., Ltd.	2,181,000	22,422,931
	East Japan Railway Co.	951,708	54,382,245
	Fanuc Ltd.	107,900	8,816,364
	Futaba Industrial Co., Ltd.	1,790,600	6,953,035
	Hitachi Chemical Co., Ltd.	1,303,000	26,576,108
	Hokkaido Coca-Cola Bottling Co., Ltd.	511,000	2,698,040
	Honda Motor Co., Ltd.	1,057,200	33,808,622
	Hoya Corp.	2,205,000	52,997,485
	JGC Corp.	2,396,000	41,352,471
	KDDI Corp.	13,545	71,654,356
	Kinden Corp.	1,672,000	14,013,003
	Kirin Holdings Co., Ltd.	3,118,500	46,462,966
	Kubota Corp.	6,836,100	61,138,374
	Kyowa Hakko Kirin Co. Ltd.	1,693,000	19,388,646
	Marco Polo Investment Holdings Ltd. (b)	4,274	-

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Mikuni Coca-Cola Bottling Co., Ltd.	1,393,100	$ 11,476,017
	Mitsubishi Corp.	5,161,900	102,503,550
	Mitsubishi Tanabe Pharma Corp.	1,006,000	11,950,817
	Mitsui & Co., Ltd.	5,655,300	70,465,273
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,246,695	31,845,905
	Murata Manufacturing Co., Ltd.	653,400	31,823,155
	NCB Holdings Ltd. (b)	34,970	-
	NGK Insulators Ltd.	795,500	17,910,215
	NTT DoCoMo, Inc.	73,162	105,658,856
	NTT Urban Development Co.	11,200	10,564,090
	Nintendo Co., Ltd.	78,000	20,956,571
	Nippon Sheet Glass Co., Ltd.	189,000	562,253
	Nippon Telegraph & Telephone Corp.	840,000	34,675,027
	Nipponkoa Insurance Co., Ltd.	8,492,300	50,503,747
	Okumura Corp.	6,040,800	25,109,079
	Panasonic Corp.	2,341,600	37,012,270
	RHJ International (a)(b)	911,000	5,907,912
	RHJ International (b)	3,474,800	22,509,579
	Rinnai Corp.	271,300	11,814,432
	Rohm Co., Ltd.	253,600	18,784,200
	Sekisui House Ltd.	5,115,000	48,019,075
	Seven & I Holdings Co., Ltd.	2,574,800	60,321,000
	Shimachu Co., Ltd.	302,000	6,395,828
	Shin-Etsu Chemical Co., Ltd.	1,587,700	85,152,842
	Shionogi & Co., Ltd.	1,090,400	22,402,472
	Sony Corp. (a)	27,800	777,288
	Sumitomo Chemical Co., Ltd.	24,556,400	121,131,420
	Sumitomo Electric Industries Ltd.	581,500	7,213,725
	Sumitomo Mitsui Financial Group, Inc.	1,021,300	43,474,031
	Suzuki Motor Corp.	3,151,000	79,241,159
	TDK Corp.	152,400	7,972,061
	Tadano Ltd.	606,000	2,893,090
	Takeda Pharmaceutical Co., Ltd.	789,500	31,804,792
	Terumo Corp.	205,000	10,387,972
	Toda Corp.	4,179,300	15,915,631
	Toho Co., Ltd.	1,392,000	24,740,310
	Tokio Marine Holdings, Inc.	4,079,500	117,596,075
	Tokyo Gas Co., Ltd.	11,317,000	41,482,178
	Toyota Industries Corp.	1,710,500	46,102,607
	Toyota Motor Corp.	758,300	31,828,394
	Ube Industries Ltd.	8,735,800	25,153,841
	West Japan Railway Co.	5,020	15,999,487
			2,174,996,201
Kazakhstan - 0.2%	KazMunaiGas Exploration Production (a)	3,419,100	73,681,605
Luxembourg - 0.1%	ArcelorMittal	395,857	14,266,303
Malaysia - 0.3%	Axiata Group Bhd (b)	8,437,500	7,037,981

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	British American Tobacco Malaysia Bhd	1,131,000	$ 14,924,948
	Genting Malaysia Bhd	5,027,888	4,196,463
	IOI Corp. Bhd	18,696,656	25,988,713
	PLUS Expressways Bhd	3,642,800	3,390,905
	Telekom Malaysia Bhd	5,850,000	4,964,748
	Tenaga Nasional Bhd	9,249,444	21,396,135
			81,899,893
Mexico - 0.1%	America Movil, SA de CV (a)	665,200	28,610,252
	Fomento Economico Mexicano, SA de CV (a)	349,200	13,479,120
			42,089,372
Netherlands - 0.1%	Koninklijke KPN NV	1,322,069	19,885,163
	Koninklijke Philips Electronics NV	74,300	1,691,068
	Unilever NV (a)	267,300	7,270,560
			28,846,791
Norway - 0.1%	StatoilHydro ASA	1,105,000	23,625,836
Philippines - 0.0%	First Gen Corp. (b)	450,000	210,302
Russia - 1.0%	Kuzbassrazrezugol (b)	48,662,296	8,637,558
	MMC Norilsk Nickel (a)	1,560,974	15,625,350
	Novorossiysk Commercial Sea Port (a)	5,050,829	65,155,694
	OAO Gazprom (a)	2,367,000	48,878,550
	Polyus Gold Co. ZAO (a)	1,221,400	26,260,100
	RusHydro (a)	19,490,823	67,633,156
	Sberbank	26,283,800	36,008,806
	Surgutneftegaz (a)	1,423,200	11,072,496
	Uralkali (a)	88,300	1,624,720
			280,896,430
Singapore - 0.8%	CapitaLand Ltd.	4,556,700	12,085,658
	Fraser and Neave Ltd.	8,750,000	25,200,373
	Keppel Corp. Ltd.	8,844,900	51,510,663
	MobileOne Ltd.	10,800,000	12,586,941
	Noble Group Ltd.	5,085,317	7,380,893
	Oversea-Chinese Banking Corp.	3,900,000	21,175,572
	Parkway Holdings Ltd.	13,359,853	19,393,673
	Parkway Life Real Estate Investment Trust	449,995	319,027
	Sembcorp Marine Ltd.	4,629,100	10,029,969
	Singapore Press Holdings Ltd.	4,350,000	10,842,565
	Singapore Telecommunications Ltd.	23,351,910	56,752,133
			227,277,467
South Africa - 0.1%	Anglo Platinum Ltd.	79,000	5,635,380
	Gold Fields Ltd. (a)	550,000	6,633,000
	Impala Platinum Holdings Ltd.	310,000	7,502,199
	Katanga Mining Ltd. (b)	5,006,133	3,160,056
	Sasol Ltd.	152,000	5,441,224
			28,371,859
South Korea - 0.8%	Cheil Industries, Inc.	215,411	8,334,444
	KT Corp. (a)	2,127,300	34,164,438

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	KT&G Corp.	652,800	$ 37,890,839
	Korean Reinsurance Co.	316,706	3,024,129
	LS Corp.	291,400	20,155,905
	Meritz Fire & Marine Insurance Co. Ltd.	324,466	1,737,944
	POSCO	45,230	18,368,124
	POSCO (a)	217,800	22,013,046
	Paradise Co. Ltd.	1,915,226	5,223,421
	SK Telecom Co., Ltd.	77,940	11,769,895
	Samsung Electronics Co., Ltd.	92,100	54,229,087
	Samsung Fine Chemicals Co., Ltd.	467,400	19,207,610
			236,118,882
Spain - 0.2%	Iberdrola Renovables	1,315,200	6,075,462
	Telefonica SA	1,325,328	32,973,783
	Telefonica SA (a)	186,798	13,942,603
			52,991,848
Sweden - 0.0%	Autoliv, Inc.	24,600	880,926
Switzerland - 0.8%	Credit Suisse Group AG	349,240	16,503,633
	Foster Wheeler AG (b)	898,791	20,762,072
	Nestle SA Registered Shares	2,039,031	83,792,863
	Noble Corp.	44,000	1,489,840
	Novartis AG Registered Shares	317,171	14,491,382
	Roche Holding AG	136,115	21,458,104
	Transocean Ltd. (b)	267,000	21,277,230
	Tyco Electronics Ltd.	335,194	7,196,615
	Tyco International Ltd.	329,246	9,949,814
	Weatherford International Ltd. (b)	499,800	9,376,248
	Zurich Financial Services AG	124,699	24,488,142
			230,785,943
Taiwan - 0.6%	ASUSTek Computer, Inc.	3,823,000	6,049,581
	Catcher Technology Co. Ltd.	2,104,000	5,896,129
	Chunghwa Telecom Co., Ltd.	9,631,331	19,316,678
	Chunghwa Telecom Co., Ltd. (a)	2,323,976	40,576,612
	Delta Electronics, Inc.	10,769,011	27,856,663
	HON HAI Precision Industry Co., Ltd.	4,959,375	17,123,397
	HTC Corp.	379,000	5,169,143
	MediaTek, Inc.	418,000	6,006,021
	Taiwan Cement Corp.	24,323,534	25,737,971
	Taiwan Semiconductor Manufacturing Co., Ltd.	20,433,808	36,387,458
			190,119,653
Thailand - 0.2%	Hana Microelectronics Pcl	10,705,000	5,945,475
	PTT Public Co. THB10	3,250,000	22,920,952
	Siam Commercial Bank Pcl	12,594,600	28,590,445
			57,456,872
United Kingdom - 1.2%	AstraZeneca Group Plc (a)	27,000	1,253,880
	BP Plc	5,655,503	46,899,391
	BP Plc (a)	1,453,600	72,738,144

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	British American Tobacco Plc	682,043	$ 21,170,295
	Cadbury Plc (a)	505,536	19,983,838
	Diageo Plc (a)	1,215,000	75,791,700
	Guinness Peat Group Plc	32,072,701	16,132,927
	HSBC Holdings Plc	1,459,600	14,769,478
	Shire Pharmaceuticals Plc (a)	32,600	1,460,806
	Unilever Plc	646,606	17,043,829
	Vodafone Group Plc	22,331,161	45,912,871
	Vodafone Group Plc (a)	1,314,786	27,058,296
			360,215,455
United States - 28.2%	3Com Corp. (b)	7,469,116	28,158,567
	3M Co.	757,300	53,404,796
	ACE Ltd.	1,995,905	97,919,099
	AT&T Inc.	9,234,770	242,228,017
	Abbott Laboratories	1,785,900	80,347,641
	Accenture Ltd. Class A	42,000	1,472,940
	Aetna, Inc.	1,982,500	53,468,025
	Affiliated Computer Services, Inc. Class A (b)	26,800	1,270,588
	Alliance Resource Partners LP	396,262	14,075,226
	The Allstate Corp.	331,700	8,926,047
	Altria Group, Inc.	1,866,500	32,719,745
	Amdocs Ltd. (b)	61,200	1,463,904
	American Commercial Lines, Inc. (b)(d)	711,846	11,119,027
	AmerisourceBergen Corp.	513,300	10,122,276
	Amgen, Inc. (b)	560,800	34,943,448
	Amphenol Corp. Class A	128,400	4,282,140
	Anadarko Petroleum Corp.	800,600	38,588,920
	Analog Devices, Inc.	223,700	6,122,669
	Apache Corp.	535,800	44,980,410
	Apple, Inc. (b)	397,100	64,882,169
	Arch Capital Group Ltd. (b)	302,100	18,787,599
	Archer-Daniels-Midland Co.	44,100	1,328,292
	Ascent Media Corp. Class A (b)	3,255	90,229
	Autodesk, Inc. (b)	181,900	3,967,239
	Avnet, Inc. (b)	21,200	517,280
	Avon Products, Inc.	556,400	18,016,232
	Axis Capital Holdings Ltd.	19,300	549,278
	BMC Software, Inc. (b)	140,900	4,794,827
	Bank of America Corp.	2,491,900	36,855,201
	The Bank of New York Mellon Corp.	4,315,548	117,987,082
	Baxter International, Inc.	209,982	11,836,685
	Big Lots, Inc. (b)	26,300	605,952
	Biogen Idec, Inc. (b)	27,100	1,288,605
	Boeing Co.	1,701,800	73,024,238
	Boston Scientific Corp. (b)	1,057,500	11,357,550
	Bristol-Myers Squibb Co.	12,361,300	268,734,662

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Broadcom Corp. Class A (b)	430,100	$ 12,141,723
	Bunge Ltd.	170,749	11,947,308
	Burlington Northern Santa Fe Corp.	1,516,600	119,189,594
	CA, Inc.	3,139,600	66,371,144
	CF Industries Holdings, Inc.	18,100	1,428,814
	CMS Energy Corp.	701,900	9,082,586
	CNA Financial Corp.	15,700	267,685
	CNX Gas Corp. (b)	421,212	12,379,421
	CVS Caremark Corp.	945,700	31,662,036
	Calpine Corp. (b)	124,800	1,607,424
	Cell Genesys, Inc. (b)	673,235	181,773
	CenturyTel, Inc.	184,249	5,783,589
	Chevron Corp.	2,723,750	189,218,913
	Chubb Corp.	785,800	36,288,244
	Cigna Corp.	2,100,000	59,640,000
	Circuit City Stores, Inc. (b)	558,700	5,140
	Cisco Systems, Inc. (b)	5,316,917	117,025,343
	Citigroup, Inc.	3,696,523	11,717,978
	The Coca-Cola Co.	553,000	27,561,520
	Cognizant Technology Solutions Corp. (b)	220,100	6,512,759
	Comcast Corp. Class A	6,118,563	90,921,846
	Complete Production Services, Inc. (b)	1,697,000	14,017,220
	Computer Sciences Corp. (b)	150,850	7,266,445
	Comverse Technology, Inc. (b)	2,552,750	20,192,253
	ConAgra Foods, Inc.	575,925	11,305,408
	ConocoPhillips	2,051,100	89,653,581
	Consol Energy, Inc.	2,739,247	97,325,446
	Constellation Brands, Inc. Class A (b)	401,700	5,487,222
	Corning, Inc.	5,799,300	98,588,100
	Crown Holdings, Inc. (b)	600,900	15,082,590
	DISH Network Corp. (b)	610,500	10,347,975
	DaVita, Inc. (b)	501,800	24,939,460
	Dell, Inc. (b)	1,316,400	17,613,432
	Devon Energy Corp.	752,400	43,706,916
	Discover Financial Services, Inc.	3,450	40,986
	Discovery Communications, Inc. Class A (b)	32,550	797,475
	Discovery Communications, Inc. Class C (b)	32,550	729,120
	Dover Corp.	32,200	1,095,122
	The Dow Chemical Co.	2,142,300	45,352,491
	Dr. Pepper Snapple Group, Inc. (b)	398,152	9,798,521
	E.I. du Pont de Nemours & Co.	1,487,000	45,992,910
	EMC Corp. (b)	1,792,549	26,995,788
	ENSCO International, Inc.	131,600	4,986,324
	eBay, Inc. (b)	1,089,500	23,151,875
	Edison International	44,400	1,435,008
	El Paso Corp.	5,188,543	52,196,743

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Electronic Arts, Inc. (b)	1,056,800	$ 22,689,496
	Eli Lilly & Co.	994,300	34,691,127
	Endo Pharmaceuticals Holdings, Inc. (b)	185,600	3,899,456
	Endurance Specialty Holdings Ltd.	874,600	29,185,402
	Entergy Corp.	468,800	37,658,704
	Everest Re Group Ltd.	169,200	13,573,224
	Exelon Corp.	629,100	31,996,026
	Extreme Networks, Inc. (b)	68,641	155,815
	Exxon Mobil Corp.	3,548,042	249,746,676
	FMC Corp.	670,200	32,598,528
	FPL Group, Inc.	1,146,200	64,955,154
	FairPoint Communications, Inc.	56,015	33,049
	Family Dollar Stores, Inc.	45,000	1,413,900
	Fidelity National Information Services, Inc.	190,000	4,449,800
	Fidelity National Title Group, Inc. Class A	3,231,600	46,373,460
	Fluor Corp.	29,300	1,547,040
	Forest Laboratories, Inc. (b)	272,500	7,038,675
	Frontline Ltd.	29,900	683,813
	The Gap, Inc.	82,900	1,352,928
	Garmin Ltd.	62,900	1,739,814
	General Communication, Inc. Class A (b)	657,800	4,505,930
	General Dynamics Corp.	94,057	5,209,817
	General Electric Co.	5,397,300	72,323,820
	General Mills, Inc.	391,000	23,033,810
	Genzyme Corp. (b)	532,800	27,646,992
	Gilead Sciences, Inc. (b)	585,400	28,643,622
	Global Industries Ltd. (b)	4,880,600	33,334,498
	Goodrich Corp.	28,700	1,474,032
	Google, Inc. Class A (b)	246,129	109,047,453
	H.J. Heinz Co.	392,598	15,099,319
	Halliburton Co.	911,300	20,130,617
	Hanesbrands, Inc. (b)	50,875	1,012,413
	Harris Corp.	99,600	3,118,476
	HealthSouth Corp. (b)	533,765	7,686,216
	Hess Corp.	540,800	29,852,160
	Hewitt Associates, Inc. Class A (b)	33,000	987,690
	Hewlett-Packard Co.	2,155,700	93,341,810
	Hologic, Inc. (b)	4,010,800	58,918,652
	Honeywell International, Inc.	14,100	489,270
	Humana, Inc. (b)	1,558,700	51,203,295
	IPC Holdings, Ltd.	553,485	16,017,856
	International Business Machines Corp.	1,316,639	155,271,237
	International Game Technology	1,764,000	34,839,000
	International Paper Co.	530,233	9,973,683
	JDS Uniphase Corp. (b)	313,092	1,834,719
	JPMorgan Chase & Co.	4,916,000	190,003,400

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Johnson & Johnson	3,658,700	$ 222,778,243
	KBR, Inc.	738,400	15,646,696
	Key Energy Services, Inc. (b)	565,600	3,925,264
	King Pharmaceuticals, Inc. (b)	279,900	2,538,693
	Kraft Foods, Inc.	2,920,668	82,771,731
	L-3 Communications Holdings, Inc.	8,600	649,300
	LSI Corp. (b)	218,428	1,131,457
	Lexmark International, Inc. Class A (b)	812,200	11,760,656
	Liberty Media Corp. - Entertainment Class A (b)	768	21,481
	Liberty Media Holding Corp. - Capital (b)	192	2,799
	Liberty Media Holding Corp. - Interactive (b)	48,153	320,699
	Life Technologies Corp. (b)	351,500	16,003,795
	Lockheed Martin Corp.	443,300	33,141,108
	MEMC Electronic Materials, Inc. (b)	164,500	2,898,490
	Macquarie Infrastructure Co. LLC	519,200	2,019,688
	Manpower, Inc.	9,700	465,115
	Marathon Oil Corp.	1,959,636	63,198,261
	Marsh & McLennan Cos., Inc.	95,200	1,943,984
	Mattel, Inc.	1,397,800	24,573,324
	McDermott International, Inc. (b)	827,900	16,177,166
	McDonald's Corp.	621,100	34,197,766
	The McGraw-Hill Cos., Inc.	49,700	1,558,095
	McKesson Corp.	450,700	23,053,305
	Mead Johnson Nutrition Co.	570,900	20,786,469
	Medco Health Solutions, Inc. (b)	659,800	34,877,028
	Medtronic, Inc.	2,372,400	84,030,408
	Merck & Co., Inc.	2,614,000	78,446,140
	MetLife, Inc.	628,575	21,340,121
	Mettler Toledo International, Inc. (b)	125,900	10,583,154
	Microsoft Corp.	12,801,750	301,097,160
	Morgan Stanley	1,183,600	33,732,600
	Motorola, Inc.	4,508,750	32,282,650
	Murphy Oil Corp.	257,200	14,969,040
	Mylan, Inc. (b)(c)	1,693,458	22,336,711
	Nabors Industries Ltd. (b)	306,500	5,216,630
	National Oilwell Varco, Inc. (b)	1,195,800	42,977,052
	National Semiconductor Corp.	190,100	2,862,906
	NetApp, Inc. (b)	259,600	5,830,616
	Newmont Mining Corp.	2,396,515	99,095,895
	News Corp. Class A	2,149,500	22,204,335
	Noble Energy, Inc.	14,500	886,240
	Northern Trust Corp.	1,443,474	86,334,180
	Northrop Grumman Corp.	27,300	1,217,034
	Novell, Inc. (b)	532,900	2,440,682
	Novellus Systems, Inc. (b)	73,200	1,432,524
	Occidental Petroleum Corp.	915,381	65,303,281

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Oracle Corp.	3,054,700	$ 67,600,511
	PPL Corp.	613,500	20,730,165
	Pall Corp.	101,400	3,050,112
	Panera Bread Co. Class A (b)	196,400	10,794,144
	PartnerRe Ltd.	173,500	11,900,365
	Pepsi Bottling Group, Inc.	23,500	797,825
	PepsiAmericas, Inc.	167,000	4,472,260
	PerkinElmer, Inc.	463,700	8,175,031
	Perrigo Co.	381,100	10,343,054
	Pfizer, Inc.	9,194,100	146,462,013
	PharMerica Corp. (b)	17,575	368,372
	Philip Morris International, Inc.	1,162,900	54,191,140
	Pitney Bowes, Inc.	49,900	1,030,435
	Platinum Underwriters Holdings Ltd.	369,300	12,463,875
	Polycom, Inc. (b)	2,120,500	50,361,875
	Praxair, Inc.	100,000	7,818,000
	Precision Castparts Corp.	353,500	28,212,835
	Pride International, Inc. (b)	54,400	1,363,808
	Principal Financial Group, Inc.	446,800	10,589,160
	The Procter & Gamble Co.	2,528,900	140,379,239
	The Progressive Corp.	1,040,900	16,217,222
	QUALCOMM, Inc.	1,487,950	68,758,170
	Quest Diagnostics, Inc.	27,200	1,485,664
	Qwest Communications International Inc.	8,787,001	33,917,824
	Ralcorp Holdings, Inc. (b)	86,662	5,503,904
	Raytheon Co.	10,800	507,060
	RenaissanceRe Holdings Ltd.	370,500	18,617,625
	Reynolds American, Inc.	19,600	852,796
	Ross Stores, Inc.	43,600	1,922,324
	RusHydro (b)	64,472,822	2,237,207
	Ryder System, Inc.	46,800	1,644,084
	SUPERVALU, Inc.	203,876	3,023,481
	Safeway, Inc.	54,200	1,026,006
	Sara Lee Corp.	4,339,900	46,176,536
	Schering-Plough Corp.	2,880,700	76,367,357
	Schlumberger Ltd.	869,788	46,533,658
	Seagate Technology	40,500	487,620
	Smith International, Inc.	204,487	5,138,758
	The Southern Co.	239,400	7,517,160
	Spirit Aerosystems Holdings, Inc. Class A (b)	2,699,700	35,123,097
	Sprint Nextel Corp. (b)	3,441,000	13,764,000
	The St. Joe Co. (b)	1,178,000	33,172,480
	Stone Energy Corp. (b)	184,500	2,003,670
	Sun Microsystems, Inc. (b)	1,049,962	9,628,152
	Sunoco, Inc.	10,300	254,307
	Synopsys, Inc. (b)	68,700	1,372,626

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks		Shares	Value
	Tellabs, Inc. (b)		263,300	$ 1,527,140
	Teradata Corp. (b)		169,200	4,157,244
	Texas Instruments, Inc.		982,800	23,636,340
	Thermo Fisher Scientific, Inc. (b)		560,600	25,383,968
	Time Warner Cable, Inc.		144,255	4,769,070
	Time Warner, Inc.		574,633	15,319,716
	Total System Services, Inc.		146,600	2,152,088
	Transatlantic Holdings, Inc.		208,800	9,878,328
	The Travelers Cos., Inc.		1,450,658	62,479,840
	U.S. Bancorp		3,142,200	64,132,302
	URS Corp. (b)		28,600	1,447,160
	Unifi, Inc. (b)		1,621,711	3,405,593
	Unilever Plc (a)		419,600	11,056,460
	Union Pacific Corp.		1,870,700	107,602,664
	United Technologies Corp.		224,000	12,201,280
	UnitedHealth Group, Inc.		2,667,700	74,855,662
	Valero Energy Corp.		58,600	1,054,800
	Verizon Communications, Inc.		5,159,300	165,458,751
	Viacom, Inc. Class B (b)		2,271,600	52,610,256
	WABCO Holdings, Inc.		4,400	83,644
	Wal-Mart Stores, Inc.		2,733,500	136,346,980
	Waters Corp. (b)		504,000	25,326,000
	WellPoint, Inc. (b)		1,362,500	71,722,000
	Wells Fargo & Co.		4,152,600	101,572,596
	Western Digital Corp. (b)		224,041	6,777,240
	The Western Union Co.		702,400	12,277,952
	Windstream Corp.		505,566	4,433,814
	Wyeth		1,804,100	83,980,855
	XL Capital Ltd. Class A		5,310,337	74,769,545
	XTO Energy, Inc.		522,000	21,000,060
	Xerox Corp.		5,148,500	42,166,215
	Xilinx, Inc.		57,800	1,253,682
				8,260,307,954
	Total Common Stocks - 51.4%			15,074,741,666
	Fixed Income Securities
			Par
	Asset-Backed Securities		(000)
United States - 0.0%	Latitude CLO Ltd. Series 2005-1I Class SUB,
	0.00%, 12/15/17 (g)	USD	8,000	80,000
	Total Asset-Backed Securities- 0.0%			80,000
	Corporate Bonds
Brazil - 0.0%	Cosan Finance Ltd., 7.00%, 2/01/17 (e)		7,050	6,424,313
Canada - 0.2%	Rogers Wireless Communications, Inc.,
	7.63%, 12/15/11	CAD	6,250	6,432,989
	Sino-Forest Corp., 5.00%, 8/01/13 (e)(f)	USD	70,625	64,886,719
	Sino-Forest Corp., 10.25%, 7/28/14 (e)		3,144	3,238,320
				74,558,028

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Country	Corporate Bonds		(000)	Value
China - 0.7%	Celestial Nutrifoods Ltd., 30.53%, 6/12/11 (f)(g)	SGD	89,400	$ 41,931,001
	Chaoda Modern Agriculture Holdings Ltd.,
	7.75%, 2/08/10	USD	17,113	16,899,088
	China Petroleum & Chemical Corp.,
	5.72%, 4/24/14 (f)(g)	HKD	271,770	38,187,822
	GOME Electrical Appliances Holdings Ltd.,
	8.26%, 5/18/14 (f)(g)	USD	484,800	67,145,094
	Pine Agritech Ltd., 20.99%, 7/27/12 (f)(g)		416,500	48,769,778
				212,932,783
Europe - 0.5%	European Investment Bank, 11.36%, 9/21/10 (e)(g)	BRL	127,600	60,012,863
	European Investment Bank, 4.38%, 4/15/13	EUR	37,150	56,683,706
	European Investment Bank Series 1158/0100, 3.63%,
	10/15/11		14,382	21,398,516
				138,095,085
France - 0.0%	Compagnie Generale des Etablissements Michelin
	Series ML, 5.20%, 1/01/17 (f)(g)		9,371	12,855,832
Germany - 0.6%	KfW - Kreditanstalt fuer Wiederaufbau,
	3.25%, 6/27/13 (f)		81,000	118,904,481
	Kreditanstalt fuer Wiederaufbau Series DPW, 0.50%,
	2/03/10 (f)		45,420	63,996,101
				182,900,582
Hong Kong - 0.5%	CITIC Resources Finance Ltd., 6.75%, 5/15/14 (e)	USD	25,822	25,111,895
	FU JI Food and Catering Services Holdings Ltd.,
	44.74%, 10/18/10 (f)(g)	CNY	190,300	21,106,223
	Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (f)	USD	7,500	8,737,500
	Hutchison Whampoa International (03/33) Ltd.,
	5.45%, 11/24/10		15,000	15,649,080
	Hutchison Whampoa International (03/33) Ltd.,
	5.45%, 11/24/10 (e)		5,500	5,709,435
	Hutchison Whampoa International (03/33) Ltd.,
	6.25%, 1/24/14		12,662	13,647,977
	Hutchison Whampoa International (09) Ltd.,
	7.63%, 4/09/19 (e)		29,713	33,988,255
	Noble Group Ltd., 8.50%, 5/30/13 (e)		29,558	29,705,790
				153,656,155
India - 1.0%	Gujarat NRE Coke Ltd., 18.19%, 4/12/11 (f)(g)		10,100	10,100,000
	Housing Development Finance Corp.,
	7.74%, 9/27/10 (f)(g)		24,300	39,973,500
	Punj Lloyd Ltd., 14.22%, 4/08/11 (f)(g)		16,300	17,441,000
	Reliance Communications Ltd., 15.14%, 5/10/11 (f)(g)		38,750	44,175,000
	Reliance Communications Ltd., 10.72%, 3/01/12 (f)(g)		104,700	106,588,893
	Suzlon Energy Ltd., 22.10%, 6/12/12 (f)(g)		24,975	21,228,750
	Tata Motors Ltd., 1.00%, 4/27/11 (f)		23,750	24,818,750
	Tata Motors Ltd., 21.53%, 7/12/12 (f)(g)		4,300	3,977,500
	Tata Steel Ltd., 1.00%, 9/05/12 (f)		26,100	27,470,250
				295,773,643

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Country	Corporate Bonds		(000)	Value
Ireland - 0.2%	EuroChem Finance, 7.88%, 3/21/12	USD	8,275	$ 7,795,050
	TransCapital Invest Ltd. for OJSC AK Transneft,
	6.10%, 6/27/12 (e)		8,000	7,850,400
	TransCapital Invest Ltd. for OJSC AK Transneft,
	5.67%, 3/05/14		8,085	7,529,156
	TransCapital Invest Ltd. for OJSC AK Transneft,
	8.70%, 8/07/18 (e)		15,100	15,100,000
	VIP Finance Ireland Ltd. for OJSC Vimpel
	Communications, 8.38%, 4/30/13 (h)		25,174	24,355,845
				62,630,451
Japan - 0.3%	The Bank of Kyoto Ltd., 1.80%, 3/31/14 (f)(g)	JPY	915,000	9,507,926
	The Bank of Kyoto Ltd., Series 1, 1.90%, 9/30/09 (f)		1,783,000	23,967,684
	The Mie Bank Ltd., 1.00%, 10/31/11 (f)		379,000	3,834,258
	Nagoya Railroad Co. Ltd., 1.22%, 3/30/12 (f)(g)		156,000	1,689,828
	Suzuki Motor Corp. Series 9, 3.82%, 3/29/13 (f)(g)		4,530,000	48,273,834
				87,273,530
Kazakhstan - 0.3%	KazMunaiGaz Finance Sub BV, 9.13%, 7/02/18 (e)	USD	88,763	81,218,145
Luxembourg - 1.2%	ALROSA Finance SA, 8.88%, 11/17/14		12,489	11,926,995
	Acergy SA Series ACY, 2.25%, 10/11/13 (f)		11,200	9,503,166
	Evraz Group SA, 8.88%, 4/24/13 (e)		12,250	10,657,500
	Evraz Group SA, 8.25%, 11/10/15		5,800	4,930,000
	Evraz Group SA, 9.50%, 4/24/18 (e)		33,495	28,303,275
	Gaz Capital SA, 2.89%, 11/15/12	JPY	1,800,000	15,208,778
	Gaz Capital SA, 5.36%, 10/31/14	EUR	9,717	12,880,118
	Gaz Capital SA, 5.88%, 6/01/15		6,555	8,712,158
	Gaz Capital SA, 5.14%, 3/22/17		9,799	11,634,052
	Gaz Capital SA, 5.44%, 11/02/17		7,706	9,285,510
	Gaz Capital SA, 6.61%, 2/13/18		39,523	50,473,351
	Gaz Capital SA, 8.15%, 4/11/18 (e)	USD	3,000	2,872,500
	Gaz Capital SA, 8.63%, 4/28/34		14,490	15,069,600
	Gazprom International SA, 7.20%, 2/01/20		25,856	25,468,009
	TNK-BP Finance SA, 6.13%, 3/20/12 (e)		8,064	7,741,440
	TNK-BP Finance SA, 7.50%, 3/13/13 (e)		4,900	4,765,250
	TNK-BP Finance SA, 7.50%, 7/18/16 (e)		12,621	11,642,873
	TNK-BP Finance SA, Series 2, 7.50%, 7/18/16		6,643	6,161,383
	UBS Luxembourg SA for OJSC Vimpel
	Communications, 8.25%, 5/23/16		19,590	17,606,513
	UBS Luxembourg SA for OJSC Vimpel
	Communications, 8.25%, 5/23/16 (e)		2,481	2,229,799
	VIP Finance Ireland Ltd. for OJSC Vimpel
	Communications, 9.13%, 4/30/18 (e)		94,670	85,676,350
				352,748,620
Malaysia - 1.0%	Berjaya Land Bhd, 8.00%, 8/15/11 (f)	MYR	71,700	20,800,714
	Cherating Capital Ltd., 2.00%, 7/05/12 (f)(i)	USD	33,400	34,986,500
	Feringghi Capital Ltd., 10.64%, 12/22/09 (f)(g)		20,700	23,339,250
	IOI Resources, 8.28%, 1/15/13 (f)(g)		47,250	45,714,375

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Country	Corporate Bonds		(000)	Value
	Johor Corp. Series P3, 1.00%, 7/31/12	MYR	179,132	$ 49,836,582
	Rafflesia Capital Ltd., 1.25%, 10/04/11 (f)(i)	USD	69,200	77,482,672
	YTL Power Finance Cayman Ltd., 2.68%, 5/09/10 (f)(g)		35,800	42,638,194
				294,798,287
Netherlands - 0.2%	ASM International NV, 4.25%, 12/06/11 (e)(f)		4,235	4,166,181
	ASM International NV, 4.25%, 12/06/11 (f)		1,500	1,261,085
	Heidelberg International Finance B.V.,
	0.88%, 2/09/12 (f)	EUR	17,800	26,568,608
	Pargesa Netherlands NV, 1.75%, 6/15/14 (f)	CHF	35,500	27,239,976
				59,235,850
Norway - 0.2%	Subsea 7, Inc., 2.80%, 6/06/11 (f)	USD	30,900	27,307,875
	Subsea 7, Inc., 6.27%, 6/29/17 (f)(g)		19,600	18,280,038
				45,587,913
Philippines - 0.1%	First Gen Corp., 2.50%, 2/11/13 (f)		23,500	22,618,750
Russia - 0.0%	Raspadskaya Securities Ltd. for OJSC Raspadskaya,
	7.50%, 5/22/12		1,890	1,729,350
Singapore - 1.1%	CapitaLand Ltd., 2.10%, 11/15/16 (f)	SGD	55,250	36,306,370
	CapitaLand Ltd., 3.13%, 3/05/18 (f)		125,500	80,445,923
	CapitaLand Ltd., 2.95%, 6/20/22 (f)		144,500	76,487,957
	Keppel Land Ltd., 2.50%, 6/23/13 (f)		26,200	17,584,576
	Noble Group Ltd., 6.63%, 3/17/15	USD	1,936	1,747,424
	Wilmar International Ltd., 4.96%, 12/18/12 (f)(g)		37,200	44,882,507
	Yanlord Land Group Ltd., 5.85%, 7/13/14 (f)	SGD	66,000	53,656,672
				311,111,429
South Korea - 0.4%	Korea Electric Power Corp., 1.60%, 11/23/11 (f)(g)	JPY	3,470,000	35,419,010
	Korea Electric Power Corp., 5.13%, 4/23/34	USD	13,725	14,083,346
	Zeus Cayman, 4.13%, 8/19/13 (f)(g)	JPY	8,155,000	81,821,474
				131,323,830
Sweden - 0.1%	Svensk Exportkredit AB, 10.50%, 9/29/15 (i)	TRY	31,601	15,485,773
United Arab Emirates - 1.0%	Abu Dhabi National Energy Co.,
	6.50%, 10/27/36	USD	6,431	5,482,428
	Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)		197,130	159,255,413
	Nakheel Development Ltd., 3.17%, 12/14/09		105,155	91,747,738
	Nakheel Development 2 Ltd., 2.75%, 1/16/11		56,155	37,062,300
				293,547,879
United Kingdom - 0.2%	Shire Plc, 2.75%, 5/09/14 (f)		62,022	55,390,670
United States - 5.7%	The AES Corp., 8.38%, 3/01/11	GBP	3,393	5,611,169
	Addax Petroleum Corp., 3.75%, 5/31/12 (f)	USD	31,800	35,616,000
	Advanced Micro Devices, Inc., 7.75%, 11/01/12		1,207	941,460
	Advanced Micro Devices, Inc., 6.00%, 5/01/15 (f)		323,361	195,633,405
	Amgen, Inc., 0.38%, 2/01/13 (f)		103,185	103,700,925
	Archer-Daniels-Midland Co., 0.88%, 2/15/14 (f)		21,854	21,580,825
	Cell Genesys, Inc., 3.13%, 5/01/13 (f)		1,013	402,221
	Chesapeake Energy Corp., 2.75%, 11/15/35 (f)		14,886	13,211,325
	Chesapeake Energy Corp., 2.50%, 5/15/37 (f)		65,692	50,172,265
	Chesapeake Energy Corp., 2.25%, 12/15/38 (f)		42,384	26,754,900

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Country	Corporate Bonds		(000)	Value
	China Milk Products Group Ltd., 16.19%,
	1/05/12 (f)(g)	USD	39,800	$ 43,569,617
	Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,904	4,752,720
	General Cable Corp., 1.00%, 10/15/12 (f)		10,747	9,027,480
	General Electric Capital Corp., 0.47%, 1/15/10 (i)	JPY	6,640,000	69,669,722
	Greenbrier Cos., Inc., 2.38%, 5/15/26 (f)	USD	13,820	8,775,700
	Helix Energy Solutions Group, Inc.,
	3.25%, 12/15/25 (f)		4,235	3,409,175
	Hologic, Inc., 2.00%, 12/15/37 (f)(j)		150,545	115,543,288
	IOI Capital Bhd Series IOI, 0.00%, 12/18/11 (f)(g)		34,545	39,640,388
	Intel Corp., 2.95%, 12/15/35 (f)		35,358	30,849,855
	Intel Corp., 3.25%, 8/01/39 (e)(f)		30,452	30,642,325
	Mandra Forestry, 12.00%, 5/15/13 (b)(e)(k)(l)		22,750	15,925,000
	McMoRan Exploration Co., 5.25%, 10/06/11 (e)(f)		6,425	5,742,344
	McMoRan Exploration Co., 5.25%, 10/06/11 (f)		11,275	10,077,031
	Medtronic, Inc., 1.50%, 4/15/11 (f)		8,013	7,892,805
	Medtronic, Inc., 1.63%, 4/15/13 (f)		77,935	75,109,856
	Millipore Corp., 3.75%, 6/01/26 (f)		5,009	5,127,964
	Mylan, Inc., 1.25%, 3/15/12 (f)		67,486	60,568,685
	Nabi Biopharmaceuticals, 2.88%, 4/15/25 (f)		3,520	3,401,200
	Nextel Communications, Inc., 5.25%, 1/15/10 (f)		14,325	14,217,563
	Northwest Airlines, Inc. Series 1999-3-B,
	9.49%, 10/01/16 (b)(k)		4,942	528,792
	Paka Capital Ltd., 5.09%, 3/12/13 (f)(g)		22,100	22,073,480
	Pemex Project Funding Master Trust,
	5.50%, 2/24/25	EUR	46,140	53,761,277
	Preferred Term Securities, XXIV, Ltd.,
	5.97%, 3/22/37 (e)(f)	USD	12,100	121
	Preferred Term Securities, XXV, Ltd.,
	5.76%, 6/22/37 (f)		12,150	7,290
	Preferred Term Securities, XXVI, Ltd.,
	6.19%, 9/22/37 (f)		9,900	99
	Preferred Term Securities, XXVII, Ltd.,
	6.29%, 12/22/37 (f)		7,100	71
	Ranbaxy Laboratories Ltd., 19.25%, 3/18/11 (f)(g)		20,124	21,923,408
	SBA Communications Corp., 4.00%, 10/01/14 (e)(f)		24,713	26,597,366
	SOCO Finance Jersey Ltd., 4.50%, 5/16/13 (f)		3,214	3,190,837
	SanDisk Corp., 1.00%, 5/15/13 (f)		99,463	69,624,100
	Sino-Forest Corp., 5.00%, 8/01/13 (f)		3,625	3,136,640
	SonoSite, Inc., 3.75%, 7/15/14 (f)		12,643	11,299,681
	Suzlon Energy Ltd., 14.04%, 10/11/12 (f)(g)		38,300	31,789,000
	Suzlon Energy Ltd., 0.00%, 7/25/14 (f)(g)		35,760	38,620,800

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Corporate Bonds		(000)	Value
TNK-BP Finance SA, 6.63%, 3/20/17 (e)	USD	57,021	$ 49,038,060
TNK-BP Finance SA, 7.88%, 3/13/18 (e)		73,120	66,539,200
Tenet Healthcare Corp., 9.25%, 2/01/15		10,000	9,900,000
Transocean, Inc., 1.50%, 12/15/37 (f)		154,004	144,763,760
Transocean, Inc., Series A, 1.63%, 12/15/37 (f)		83,111	80,409,893
Transocean, Inc., Series C, 1.50%, 12/15/37 (f)		20,774	18,982,243
Uno Restaurant Corp., 10.00%, 2/15/11 (e)		4,790	981,950
			1,660,735,281
Total Corporate Bonds - 15.5%			4,552,632,179
Foreign Government Obligations
Australian Government Bonds, 5.75%, 6/15/11	AUD	69,401	59,577,119
Brazil Notas do Tesouro Nacional, Series B,
6.00%, 5/15/17	BRL	22,700	21,707,009
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/01/17		623,373	286,283,530
Bundesrepublik Deutschland, 4.00%, 7/04/16	EUR	176,500	268,632,894
Bundesrepublik Deutschland, 4.25%, 7/04/17		145,500	224,043,164
Bundesrepublik Deutschland, 3.50%, 7/04/19		102,640	148,786,379
Bundesrepublik Deutschland, Series 07,
4.00%, 1/04/18		57,000	86,270,577
Bundesrepublik Deutschland, Series 08,
4.25%, 7/04/18		36,000	55,480,053
Bundesschatzanweisungen Series 1, 4.75%, 6/11/10		113,322	167,097,497
Caisse d'Amortissement de la Dette Sociale,
3.25%, 4/25/13		20,150	29,569,876
Caisse d'Amortissement de la Dette Sociale,
4.00%, 10/25/14		23,500	35,325,228
Canadian Government Bond, 4.00%, 9/01/10	CAD	36,750	35,366,651
Canadian Government Bond, 5.25%, 6/01/13		521	534,793
Canadian Government Bond, 4.00%, 6/01/16		35,000	34,425,249
Canadian Government Bond, Series WL43,
5.75%, 6/01/29		175	199,494
Deutsche Bundesrepublik Inflation Linked
Series I/L, 1.50%, 4/15/16	EUR	10,503	15,174,178
Japanese Government CPI Linked Bond, Series 5,
0.80%, 9/10/15	JPY	6,965,298	67,367,405
Japanese Government CPI Linked Bond, Series 6,
0.80%, 12/10/15		7,648,121	73,858,422
Japanese Government CPI Linked Bond, Series 7,
0.80%, 3/10/16		22,163,066	212,624,902
Japanese Government CPI Linked Bond, Series 8,
1.00%, 6/10/16		3,590,730	34,645,564
Japanese Government CPI Linked Bond, Series 16,
1.40%, 6/10/18		10,325,100	100,113,915

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
	Foreign Government Obligations		(000)	Value
	Japanese Government Two Year Bond, Series 272,
	0.70%, 9/15/10	JPY	5,760,500	$ 61,205,335
	Malaysia Government Bond, 3.76%, 4/28/11	MYR	215,109	62,490,676
	Malaysia Government Bond, Series 3/06,
	3.87%, 4/13/10		180,778	51,978,358
	Netherland Government Bond, 3.75%, 7/15/14	EUR	24,000	35,956,728
	New Zealand Government Bond Series 216,
	4.50%, 2/14/16	NZD	21,250	20,347,927
	Poland Government Bond, 3.00%, 8/24/16	PLN	180,599	55,271,990
	United Kingdom Gilt, 4.25%, 3/07/11	GBP	153,115	267,915,441
	Total Foreign Government Obligations - 8.6%			2,512,250,354
	Structured Notes
Taiwan - 0.0%	UBS AG (Total Return TWD Linked Notes),
	0.26%, 12/01/10 (e)(g)		9,035	9,030,286
	Total Structured Notes - 0.0%			9,030,286
	U.S. Treasury Obligations
	U.S. Treasury Inflation Indexed Bonds,
	0.88%, 4/15/10	USD	234,357	234,869,491
	U.S. Treasury Inflation Indexed Bonds,
	2.38%, 4/15/11 (m)		380,665	391,608,974
	U.S. Treasury Inflation Indexed Bonds,
	2.00%, 1/15/16		361,159	366,802,438
	U.S. Treasury Inflation Indexed Bonds,
	2.50%, 7/15/16		318,703	334,538,989
	U.S. Treasury Inflation Indexed Bonds,
	2.38%, 1/15/17		27,548	28,770,602
	U.S. Treasury Inflation Indexed Bonds,
	1.63%, 1/15/18		95,682	95,233,817
	U.S. Treasury Inflation Indexed Bonds,
	2.38%, 1/15/27		101,452	103,671,328
	U.S. Treasury Notes, 2.13%, 1/31/10		86,350	87,119,033
	U.S. Treasury Notes, 2.88%, 6/30/10		176,297	180,153,497
	U.S. Treasury Notes, 2.75%, 7/31/10		261,660	267,455,246
	U.S. Treasury Notes, 4.88%, 5/31/11		226,337	242,083,265
	U.S. Treasury Notes, 2.00%, 4/15/12		84,434	86,623,916
	U.S. Treasury Notes, 1.75%, 1/31/14		49,136	47,911,531
	U.S. Treasury Notes, 2.63%, 6/30/14		60,875	61,198,246
	U.S. Treasury Notes, 2.63%, 2/29/16		94,460	91,987,793
	U.S. Treasury Notes, 2.75%, 2/15/19		198,980	186,931,761
	Total U.S. Treasury Obligations - 9.6%			2,806,959,927
	Total Fixed Income Securities - 33.7%			9,880,952,746
	Investment Companies		Shares
Brazil - 0.0%	iShares MSCI Brazil (Free) Index Fund		22,600	1,301,760
South Korea - 0.0%	iShares MSCI South Korea Index Fund		25,200	1,049,328

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Investment Companies		Shares	Value
United States - 3.5%	Consumer Staples Select Sector SPDR Fund		1,427,000	$ 34,990,040
	Health Care Select Sector SPDR Fund		1,428,100	39,801,147
	iShares Dow Jones U.S. Telecommunications Sector
	Index Fund		791,300	14,251,313
	iShares Silver Trust (b)		5,013,700	68,687,690
	KBW Bank (c)		260,700	5,240,070
	SPDR Gold Trust (b)		5,062,305	472,566,172
	Technology Select Sector SPDR Fund (d)		14,731,500	290,210,550
	Telecom HOLDRs Trust (d)		180,000	4,316,400
	Utilities Select Sector SPDR Fund		2,820,200	81,616,588
	Vanguard Telecommunication Services		24,600	1,252,386
				1,012,932,356
Vietnam - 0.0%	Vietnam Enterprise Investments Ltd. - R Shares (b)		2,838,370	4,541,392
	Vinaland Ltd. (b)		14,680,000	10,992,384
				15,533,776
	Total Investment Companies - 3.5%			1,030,817,220
	Preferred Securities
			Par
	Capital Trusts		(000)
Singapore - 0.0%	DBS Capital Funding Corp., 7.66%, (i)(n)	USD	2,688	2,674,560
	Total Capital Trusts - 0.0%			2,674,560
	Preferred Stocks		Shares
Japan - 0.2%	Mizuho Financial Group, Inc. Series 11X1, 2.00% (b)(f)		6,433,000	48,132,777
United States - 0.5%	Bunge Ltd., 4.88% (f)		84,053	7,879,969
	El Paso Corp., 4.99% (b)(e)(f)		10,650	9,345,375
	El Paso Corp., 4.99% (b)(f)		70,234	61,630,335
	Freeport-McMoRan Copper & Gold, Inc., 5.50% (f)		30,116	39,301,681
	Mylan, Inc., 6.50% (f)		22,935	20,228,670
	NRG Energy, Inc., 4.00% (f)		8,732	11,875,520
	XL Capital Ltd., 10.75% (f)		264,757	6,131,772
				156,393,322
	Total Preferred Stocks - 0.7%			204,526,099
	Total Preferred Securities - 0.7%			207,200,659
	Warrants (o)
Canada - 0.0%	Kinross Gold Corp. (expires 9/03/13)		567,813	2,424,637
	New Gold, Inc. (expires 4/03/12)		1,750,000	56,858
				2,481,495
United States - 0.0%	Mandra Forestry Finance Ltd. (expires 5/15/13)		22,750	22,750
	Total Warrants - 0.0%			2,504,245
	Rights
Brazil - 0.0%	Cia Brasileira de Distribuicao Grupo Pao de Acucar
	(expires 8/21/09)		112,927	54,474
	Total Rights - 0.0%			54,474
	Total Long-Term Investments
	(Cost - $25,136,033,241) - 89.3%			26,196,271,010

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
			Par
Country	Short-Term Securities		(000)	Value
Time Deposits - 0.0%
Canada - 0.0%	Brown Brothers Harriman & Co., 0.03%, 8/03/09	CAD	761 $	703,620
Sweden - 0.0%	Brown Brothers Harriman & Co., 0.01%, 8/03/09	SEK	27	3,679
	Total Time Deposits - 0.0%			707,299
	Short-Term Securities		Shares
United States - 0.2%
Money Market Fund - 0.2%	BlackRock Liquidity Funds, TempFund, 0.29% (p)(q)		4,663,006	4,663,006
			Beneficial
			Interest
			(000)
	BlackRock Liquidity Series, LLC
	Money Market Series, 0.44% (p)(q)(r)	USD	53,753	53,752,500
	U.S. Treasury Obligations - 10.4%
	U.S. Treasury Bills, 0.14%, 8/06/09		147,765	147,761,384
	U.S. Treasury Bills, 0.12%, 8/13/09		301,860	301,849,937
	U.S. Treasury Bills, 0.15%, 8/27/09		418,889	418,852,757
	U.S. Treasury Bills, 0.15%, 9/03/09		449,055	449,002,910
	U.S. Treasury Bills, 0.19%, 9/10/09		271,569	271,530,437
	U.S. Treasury Bills, 0.17%, 9/17/09		253,770	253,719,246
	U.S. Treasury Bills, 0.19%, 9/24/09		373,582	373,490,099
	U.S. Treasury Bills, 0.16%, 10/01/09		178,715	178,666,747
	U.S. Treasury Bills, 0.18%, 10/08/09		175,075	175,020,377
	U.S. Treasury Bills, 0.17%, 10/15/09		135,184	135,140,200
	U.S. Treasury Bills, 0.18%, 10/22/09		69,335	69,307,751
	U.S. Treasury Bills, 0.18%, 10/29/09		278,000	277,879,070
				3,052,220,915
	Total Short-Term Securities
	(Cost - $3,111,260,147) - 10.6%			3,111,343,720
	Options Purchased		Contracts
Exchange-Traded Call Options	Bed Bath & Beyond, Inc., expiring August 2009
	at USD 27.50		10,000	7,300,000
	Best Buy Co., Inc., expiring September 2009
	at USD 40		10,000	1,150,000
	General Motors Corp., expiring January 2010
	at USD 50		5,820	5,820
	General Motors Corp., expiring January 2010
	at USD 60		5,496	5,496
	Home Depot, Inc., expiring August 2009 at USD 30		10,000	20,000
	Paccar, Inc., expiring August 2009 at USD 35		10,000	1,150,000
	S&P 500 Listed Option, expiring September 2009 at
	USD 87.50		2,240	1,680,000
	S&P 500 Listed Option, expiring December 2009
	at USD 90		920	3,238,400

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Options Purchased	Contracts	Value
	S&P 500 Listed Option, expiring December 2009
	at USD 92.50	5,800	$ 54,984,000
	S&P 500 Listed Option, expiring December 2009
	at USD 100	1,000	5,040,000
	Staples, Inc., expiring September 2009
	at USD 22.50	10,000	500,000
Over-the-Counter Call Options	Australian Dollar, expiring December 2009
	at USD 0.78, Broker Morgan Stanley Capital
	Services, Inc.	311	2,541,865
	Total Options Purchased
	(Cost - $68,069,734) - 0.2%		77,615,581
	Total Investments Before Structured Options, Investments Sold Short
	and Options Written (Cost - $28,315,363,122*) - 100.1%		29,385,230,311
	Structured Options
Over-the-Counter Options	Credit Suisse Euro Stoxx Index Link, expiring July 2010,
	Broker Credit Suisse International (s)	1,350,020	13,365,194
JPMorgan Euro Stoxx Index Link, expiring July 2010, Broker
	JPMorgan Chase (t)	1,347,500	9,499,875
	Total Structured Options
	(Premiums Paid - $0) - 0.1%		22,865,069
	Investments Sold Short	Shares
	Bed Bath & Beyond, Inc.	(1,583,174)	(55,015,297)
	Best Buy Co., Inc.	(1,000,000)	(37,370,000)
	Carnival Corp.	(2,140,998)	(59,926,534)
	D.R. Horton, Inc.	(1,944,364)	(22,535,179)
	Home Depot, Inc.	(1,677,900)	(43,524,726)
	Lowe's Cos., Inc.	(1,211,800)	(27,217,028)
	Masco Corp.	(1,346,938)	(18,762,846)
	Paccar, Inc.	(1,000,000)	(34,650,000)
	Staples, Inc.	(1,394,100)	(29,303,982)
	Total Investments Sold Short
	(Proceeds - $299,519,919) - (1.1)%		(328,305,592)
	Options Written	Contracts
Exchange-Traded Call Options	Aetna, Inc., expiring October 2009 at USD 30	7,881	(1,024,530)
	Apple, Inc., expiring January 2010 at USD 85	3,971	(31,519,813)
	Avon Products, Inc., expiring January 2010 at USD 22.50	5,564	(5,564,000)
	Bank of America Corp., expiring November 2009
	at USD 15	24,919	(3,962,121)
Burlington Northern Santa Fe Corp., expiring January 2010
	at USD 80	5,000	(3,150,000)
	Cigna Corp., expiring January 2010 at USD 30	4,119	(1,184,213)
	Cigna Corp., expiring October 2009 at USD 25	8,400	(3,780,000)
Complete Production Services, Inc., expiring January 2010
	at USD 7.50	4,243	(742,525)
	Consol Energy, Inc., expiring January 2010 at USD 46	8,000	(1,160,000)
	Electronic Arts, Inc., expiring January 2010 at USD 22.50	4,920	(1,033,200)
	Hewlett-Packard Co., expiring August 2009 at USD 35	12,892	(10,700,360)

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Options Written	Contracts	Value
Humana, Inc., expiring November 2009 at USD 32	5,604 $	(2,353,680)
JPMorgan Chase & Co., expiring December 2009
at USD 39	12,290	(4,178,600)
Microsoft Corp., expiring January 2010 at USD 15	13,379	(11,505,940)
Microsoft Corp., expiring January 2010 at USD 17.50	13,600	(8,534,000)
Microsoft Corp., expiring October 2009 at USD 25	11,425	(731,200)
Morgan Stanley, expiring October 2009 at USD 33	2,959	(207,130)
Mylan Laboratories Inc., expiring October 2009
at USD 15	5,080	(241,300)
Panera Bread Co. Class A, expiring August 2009
at USD 55	1,964	(304,420)
Polycom, Inc., expiring January 2010 at USD 20	5,301	(2,597,490)
UnitedHealth Group, Inc., expiring December 2009
at USD 27	10,000	(3,650,000)
WellPoint, Inc., expiring December 2009 at USD 55	4,905	(2,011,050)
S&P 500 Listed Option, expiring September 2009
at USD 80	3,160	(2,083,400)
S&P 500 Listed Option, expiring December 2009
at USD 102.50	5,800	(22,533,000)
Total Options Written
(Premiums Received - $75,832,776) - (0.4)%		(124,751,972)
Total Investments, Net of Structured Options,
Investments Sold Short and Options Written - 98.7%		28,955,037,816
Other Assets Less Liabilities - 1.3%		380,928,431
Net Assets - 100.0%	$ 29,335,966,247

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 28,559,925,040
Gross unrealized appreciation	$ 2,776,973,700
Gross unrealized depreciation	(1,951,668,429)
Net unrealized appreciation	$ 825,305,271

(a) Depositary receipts.
(b) Non-income producing security.
(c) Security, or a portion of security, is on loan.

BlackRock Global Allocation Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

(d) Investments in companies whereby the Fund held 5.00% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Purchase	Sales		Realized
Affiliate	Cost	Cost		Gain		Income
American Commercial
Lines, Inc.	$ 1,770,562		-		-	-
Technology Select Sector
SPDR Fund	$ 280,330,256		-		-	-
Telecom HOLDRs Trust	-		-		-	$ 178,842
Tianjin Development
Holdings Ltd.	$ 31,634,190		-		-	-

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f) Convertible security.
(g) Represents a zero-coupon bond. Rate shown represents the current yield as of report date.
(h) Represents a step-up bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i) Variable rate security. Rate shown is as of report date.
(j) Represents a step-down bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k) Issuer filed for bankruptcy and/or is in default of interest payments.
(l) Issued with warrants.
(m) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(n) Security is perpetual in nature and has no stated maturity date.
(o) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(p) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3)
of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund	4,663,006	$ 7,618
BlackRock Liquidity Series, LLC Money Market Series	(28,900,294)	$ 378,313

(q) Represents the current yield as of report date.
(r) Security was purchased with the cash proceeds from securities loans.
(s) CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro/U.S. Dollar exchange rate. Each unit contains (a) one written put on the composite index at a strike price of 3173.207 and (b) two purchased call spreads on the composite index with a lower call strike of 3271.3474 and an upper call strike of
3762.0495. Because the Structured Option was constructed with an upper call strike limit of 115%, theoretically the structure would peak at 30.00% return in the event that the composite index rose to, or above the level of 3762.0495 at expiration. On July 31, 2009, the composite index was 3740.209. At this time, the value of this Structured Option was $13,365,194 representing the potential obligation to the Fund from the counterparty based on the price of the structure of $323.86 per unit. The structure expires on July 23, 2010.

BlackRock Global Allocation Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

(t) JP Morgan DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro/U.S. Dollar exchange rate. Each unit contains
(a) one written put on the composite index at a strike price of 3299.55 and (b) 2.03 Call Spread units on the
DJ Euro Stoxx with a lower call strike of 3401.60 and an upper call strike of 3911.84. For each unit of the
Structured Option, the Fund has sold or written 2.03 calls on the composite index at 3911.84 and bought 2.03 calls on the composite index at 3401.60. Because the Structured Option was constructed with an upper call strike limit of 115%, theoretically the structure would peak at 30.45% return in the event that the composite index rose to, or above 3911.84 at expiration. On July 31, 2009, the composite index was 3740.209. At this time, the value of this Structured Option was $9,501,426 representing the potential obligation to the Fund from the counterparty based on the price of the structure of $239.85 per unit. The structure expires on
July 16, 2010.

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

• Foreign currency exchange contracts as of July 31, 2009 were as follows:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
BRL	5,705,084	USD	3,034,619	Brown Brothers
				Harriman & Co.	8/03/09	$ 23,177
HKD	8,953,142	USD	1,155,237	UBS AG	8/03/09	-
EUR	14,702,812	USD	20,838,295	Brown Brothers
				Harriman & Co.	8/04/09	117,523
SGD	2,579,319	USD	1,788,709	Brown Brothers
				Harriman & Co.	8/04/09	3,542
USD	3,168,930	JPY	302,157,490	Brown Brothers
				Harriman & Co.	8/04/09	(24,280)
USD	81,256,958	GBP	49,368,867	Brown Brothers
				Harriman & Co.	8/06/09	(1,209,053)
USD	63,609,225	GBP	38,621,266	Credit Suisse
				International	8/06/09	(903,938)
BRL	47,623,142	USD	25,164,144	JPMorgan Chase
				Bank NA	8/07/09	325,268
EUR	48,840,671	USD	69,278,539	Deutsche Bank AG	8/07/09	335,725
JPY	8,601,775,000	EUR	65,000,000	Brown Brothers
				Harriman & Co.	8/07/09	(1,739,221)
JPY	9,921,331,110	EUR	79,934,525	Barclays Bank, Plc	8/07/09	(1,953,565)
JPY	6,119,517,399	EUR	46,235,879	JPMorgan Chase
				Bank NA	8/07/09	(1,227,714)
JPY	6,222,957,400	EUR	46,948,000	Deutsche Bank AG	8/07/09	(1,149,523)
USD	25,064,812	BRL	47,623,142	JPMorgan Chase
				Bank NA	8/07/09	(424,600)
USD	4,790,376	CHF	5,123,307	Credit Suisse
				International	8/07/09	(4,035)
USD	27,591,805	GBP	16,824,272	Deutsche Bank AG	8/07/09	(511,411)
USD	17,877,279	KRW	22,328,721,000	Morgan Stanley
				Capital Services Inc.	8/07/09	(301,722)

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	18,522,701	TRY	27,839,620	Morgan Stanley
				Capital Services Inc.	8/07/09	$ (375,448)
USD	24,339,167	TWD	797,107,710	Morgan Stanley
				Capital Services Inc.	8/07/09	37,473
EUR	39,308,820	USD	55,714,748	UBS AG	8/13/09	314,069
JPY	16,498,611,565	USD	174,588,482	Credit Suisse
				International	8/13/09	(212,597)
USD	14,141,877	AUD	17,120,916	Deutsche Bank AG	8/13/09	(162,932)
USD	19,747,343	NZD	29,965,618	Barclays Bank, Plc	8/13/09	(77,918)
USD	24,828,152	ZAR	195,464,590	UBS AG	8/13/09	(293,761)
EUR	37,989,150	CHF	57,928,895	UBS AG	8/14/09	(65,862)
EUR	31,384,437	HUF	8,477,564,009	Citibank, NA	8/14/09	(515,838)
EUR	15,301,200	SEK	161,732,460	HSBC Bank USA	8/14/09	(604,814)
JPY	4,547,877,600	EUR	34,041,000	Credit Suisse
				International	8/14/09	(452,829)
JPY	8,666,146,575	EUR	64,775,700	UBS AG	8/14/09	(733,650)
USD	38,992,928	SGD	56,253,148	HSBC Bank USA	8/14/09	(90,839)
Total						$ (11,878,773)

• Financial futures contracts purchased as of July 31, 2009 were as follows:

					Unrealized
					Appreciation
Contracts	Issue	Exchange	Expiration Date	Face Amount	(Depreciation)
357	DAX Index 25 Euro	Eurex Deutschland	September 2009	$ 60,770,262	$ 7,183,943
3,348	DJ Euro Stoxx 50	Eurex Deutschland	September 2009	$ 113,426,046	12,360,758
59	EMINI MSCI	New York	September 2009	$ 3,658,787	556,468
1,876	FTSE 100 Index	LIFFE	September 2009	$ 137,651,915	5,749,394
19	Hang Seng Index
	Future	Hong Kong	August 2009	$ 2,497,556	(1,462)
22	MSCI Singapore
	IX ETS Future	Singapore	August 2009	$ 959,492	9,691
706	Osaka Nikkei 225	Osaska	September 2009	$ 71,506,028	3,953,805
1,324	S&P 500 Index	Chicago	September 2009	$ 304,373,353	21,463,047
142	S&P TSE 60 Index	Montreal	September 2009	$ 15,965,207	1,242,201
5	SPI 200 Index AUD	Sydney	September 2009	$ 396,187	43,629
30	Taiwan MSCI Simex
	Index	Singapore	August 2009	$ 773,820	(5,820)
938	Yen Denom Nikkei	Chicago	September 2009	$ 48,528,012	2,597,325
Total					$ 55,152,979
• Financial futures contracts sold as of July 31, 2009 were as follows:
					Unrealized
Contracts	Issue	Exchange	Expiration Date	Face Amount	Depreciation
32	EuroDollar	Chicago	September 2009	$ 7,601,574	(358,826)

BlackRock Global Allocation Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

• Credit default swaps on single-name issues - buy protection outstanding as of July 31, 2009 were as follows

	Pay				Unrealized
	Fixed			Notional Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)
Carnival Corp.	0.25%	JPMorgan Chase Bank
		NA	September 2011	USD 10,030	$ 270,010
DaimlerChrysler AG	0.53%	JPMorgan Chase Bank
		NA	September 2011	EUR 5,400	47,794
JCPenney Co., Inc.	0.53%	JPMorgan Chase Bank
		NA	September 2011	USD 3,397	86,104
McDonald's Corp.	0.16%	JPMorgan Chase Bank
		NA	September 2011	USD 3,397	1,952
	0.48%	JPMorgan Chase Bank
Whirlpool Corp.		NA	September 2011	USD 3,397	98,431
United Mexican States	3.65%	Citibank, NA	February 2014	USD 15,580	(1,312,710)
United Mexican States	3.85%	Citibank, NA	February 2014	USD 15,590	(1,445,067)
United Mexican States	4.90%	Citibank, NA	March 2014	USD 15,590	(2,150,323)
	3.87%	Credit Suisse
United Mexican States		International	April 2014	USD 6,320	(601,764)
United Mexican States	4.88%	Deutsche Bank AG	March 2014	USD 15,830	(2,174,339)
Spain (Kingdom of)	0.83%	Deutsche Bank AG	December 2018	USD 30,090	(532,890)
Spain (Kingdom of)	0.85%	Deutsche Bank AG	December 2018	USD 89,630	(1,693,631)
Total					$ (9,406,433)

• Credit default swaps on traded indexes - buy protection outstanding as of July 31, 2009 were as follows:
	Pay
	Fixed			Notional Amount	Unrealized
Issuer	Rate	Counterparty	Expiration	(000)	Depreciation
CMBX		JPMorgan Chase Bank
	0.35%	NA	February 2051	USD 19,960	$ (729,714)
CMBX Index		JPMorgan Chase Bank
	0.35%	NA	February 2051	USD 16,017	(2,246,352)
CMBX Index Series	0.35%	Deutsche Bank AG	February 2051	USD 15,617	(3,458,395)
CMBX Index Series	0.35%	Deutsche Bank AG	February 2051	USD 15,830	(3,127,510)
CMBX Index Series	0.35%	Deutsche Bank AG	February 2051	USD 15,830	(2,996,547)
Total					$ (12,558,518)

• Currency Abbreviations:

AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	NZD	New Zealand Dollar
CHF	Swiss Franc	MYR	Malaysian Ringgit
CNY	Chinese Yuan	PLN	Polish Zloty
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TRY	Turkish Lira
HUF	Hungary Forint	TWD	New Taiwan Dollar
JPY	Japanese Yen	USD	US Dollar
		ZAR	South African Rand

BlackRock Global Allocation Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

• Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
	Assets	Liabilities
Level 1
Long-Term Investments:
Common Stocks
Brazil	$ 529,222,411	-
Canada	822,728,347	-
China	24,347,269	-
Finland	28,610,298	-
France	1,037,952	-
Germany	759,500	-
Ireland	12,455,370	-
Israel	61,316,653	-
Japan	6,685,200	-
Kazakhstan	73,681,605	-
Mexico	42,089,372	-
Netherlands	8,961,628	-
Russia	213,263,274	-
South Africa	9,793,056	-
South Korea	56,177,484	-
Spain	13,942,603	-
Sweden	880,926	-
Switzerland	70,051,819	-
Taiwan	59,893,290	-
Thailand	57,456,872	-
United Kingdom	198,286,664	-
United States	8,260,307,954	-
Investment Companies	1,026,275,828	-
Preferred Stocks	73,542,092	-
Rights	54,474	-
Warrants	2,481,495	-
Short-Term Securities	4,663,006	-
Investments Sold Short	-	$ (328,305,592)
Total Level 1	11,658,966,442	(328,305,592)

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
	Assets	Liabilities
Level 2
Long-Term Investments:
Common Stocks
Australia	$ 95,772,285	-
Austria	10,389,623	-
China	395,697,894	-
Egypt	33,318,765	-
Finland	16,693,401	-
France	230,125,205	-
Germany	72,033,557	-
Hong Kong	130,686,838	-
India	197,764,523	-
Indonesia	18,667,211	-
Italy	28,074,972	-
Japan	2,168,311,001	-
Luxembourg	14,266,303	-
Malaysia	81,899,893	-
Netherlands	19,885,163	-
Norway	23,625,836	-
Philippines	210,302	-
Russia	67,633,156	-
Singapore	227,277,467	-
South Africa	18,578,803	-
South Korea	179,941,398	-
Spain	39,049,245	-
Switzerland	160,734,124	-
Taiwan	130,226,363	-
United Kingdom	161,928,791	-
Corporate Bonds	3,811,467,447	-
Foreign Government Obligations	2,456,978,364	-
U.S. Treasury Obligations	2,806,959,927	-
Investment Companies	4,541,392	-
Capital Trusts	2,674,560	-
Preferred Stocks	82,851,230	-
Short-Term Securities	3,106,680,714	-
Total Level 2	16,794,945,753	-
Level 3
Long-Term Investments:
Asset-Backed Securities	80,000	-
Corporate Bonds	741,164,732	-
Foreign Government Obligations	55,271,990	-
Structured Notes	9,030,286	-
Preferred Stock	48,132,777	-
Warrants	22,750	-
Total Level 3	853,702,535	-
Total	$ 29,307,614,730	$ (328,305,592)

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
Valuation	Other Financial
Inputs	Instruments[1]
	Assets	Liabilities
Level 1	$ 130,233,977	$ (125,118,080)
Level 2	4,202,933	(22,946,274)
Level 3	22,865,069	(12,558,518)
Total	$ 157,301,979	(160,622,872)

1Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, structured options and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options and structured options are shown at market value.

BlackRock Global Allocation Fund, Inc.
Schedule of Investments July 31, 2009 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Investments in Securities

	Asset-		Foreign
	Backed	Corporate	Government	Structured		Preferred	Common
	Securities	Bonds	Obligations	Notes	Warrants	Stock	Stock	Total
Balance, as of
October 31, 2008	-	$ 3	-	-	-	-	$ 3,978,472	$ 3,978,475
Accrued
discounts/
premiums	-	-	-	-	-	-	-	-
Realized gain
(loss)	-	-	-	-	-	-	-	-
Change in
unrealized
appreciation/
depreciation	-	(3)	-	-	-	-	9,602,524	9,602,521
Net purchases
(sales)	-	-	-	-	-	-	-	-
Net transfers
in/out	$ 80,000	741,164,732	$ 55,271,990	$ 9,030,286	$ 22,750	$ 48,132,777	(13,580,996)	840,121,539
Balance, as of
July 31, 2009	$ 80,000	$ 741,164,732	$ 55,271,990	$ 9,030,286	$ 22,750	$ 48,132,777	-	$ 853,702,535

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:
Other Financial

	Instruments[2]
	Assets	Liabilities
Balance, as of
October 31, 2008
	-	-
Accrued
discounts/
premiums	-	-
Realized gain
(loss)	-	-
Change in
unrealized
appreciation/
depreciation	- $	(1,284,140)
Net purchases
(sales)	-	-
Net transfers
in/out of Level 3	$ 22,865,069	(11,274,378)
Balance, as of
July 31, 2009	$ 22,865,069 $	(12,558,518)

2 Other financial instruments are swaps and structured options. Swaps are shown at the unrealized appreciation/depreciation on the instrument. Structured options are shown at market value

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Allocation Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 22, 2009